Submission	Aug. 07, 2024
Submission [Line Items]
Central Index Key	0001592000
Registrant Name	EnLink Midstream, LLC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES